BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jan. 23, 2020
Current assets:
Cash	$ 579,000	$ 1,328,000
Prepaid expenses and other assets	193,000	184,000
Total current assets	772,000	1,512,000
Cash and investments held in trust account	172,598,000	172,579,000
Total assets	173,370,000	174,091,000
Current liabilities:
Accounts payable and accrued liabilities	1,426,000	677,000
Accrued income and franchise taxes	50,000	83,000
Total current liabilities	1,476,000	760,000
Other liabilities:
Warrant liability	24,165,000	21,519,000
Deferred underwriting compensation	6,038,000	6,038,000
Total liabilities	31,679,000	28,317,000
Carrying Value	136,691,000	140,774,000
Commitments and contingencies (Note 16)
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in-capital	20,994,000	16,912,000
Retained earnings (accumulated deficit)	(15,994,000)	(11,912,000)
Stockholders? deficit	5,000,000	5,000,000	$ 23,000	$ 0
Total liabilities, convertible preferred stock and stockholders? deficit	173,370,000	174,091,000
Class A Common Stock
Stockholders' equity:
Common stock, $0.001 par value; 325,991,899 and 305,491,899 shares authorized at March 31, 2021 and December 31, 2020, respectively; 30,182,983 and 26,045,532 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	0	0
Stockholders? deficit				0
Class B Common Stock
Stockholders' equity:
Common stock, $0.001 par value; 325,991,899 and 305,491,899 shares authorized at March 31, 2021 and December 31, 2020, respectively; 30,182,983 and 26,045,532 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	$ 0	$ 0
Stockholders? deficit				$ 0